1933 Act File No. 333-31137
                                                      1940 Act File No. 811-8281



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      -------

      Pre-Effective Amendment No.         ...........................

      Post-Effective Amendment No.   7   ............................    X
                                   ------                             -------

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       -------

      Amendment No.   9   ............................................   X
                    ------                                            -------

                               GREAT PLAINS FUNDS

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                              Gail Cagney, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
 _  on _____________________ pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) _ on _______________ pursuant to paragraph (a) (i).

    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Cameron S. Avery, Esquire
Bell, Boyd & Lloyd
3 First National Plaza
70 West Madison St.
Chicago, IL  60602


PART C.         OTHER INFORMATION.

Item 23. Exhibits:

             (a)      Conformed Copy of Declaration of Trust of the
                         Registrant; (1)
             (b)      Copy of By-Laws of the Registrant; (1)
             (c)      Not applicable;
             (d)      (i) Conformed Copy of Investment Advisory
           Contract of the Registrant; (3)
(ii-vi) Conformed Copy of Exhibits A through E to the
          Investment Advisory Contract; (3)
 (vii) Conformed Copy the Sub-Advisory Contract; (3)
             (e)      (i)   Conformed Copy of Distributor's Contract of
                               the Registrant;
                      (2)
                      (ii)  Conformed Copy of Exhibit A to the
                                 Distributor's Contract; (2)
    (iii) Conformed Copy of Mutual Fund Sales and
               Service Agreement; (2)
             (f)      Not applicable;
             (g)      (i)   Conformed Copy of Custodian Contract of the
                               Registrant; (4)
                      (ii)  Schedule of Compensation; (4)
                      (iii) Conformed Copy of Subcustody Agreement; (5)
             (h)      Conformed Copy of Agreement for Fund Accounting Services,
                         Administrative Services,
 and Transfer Agency Services of the Registrant; (2)
             (i)      Conformed Copy of Opinion and Consent of
                      Counsel as to legality of shares being
                      registered; (2)
             (j)      Conformed Copy of Consent of Independent Auditors; (7)
-----------
+        All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 11, 1997

(FileNos.  333-31137 and 811-8281)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 10, 1997 (File Nos. 333-31137 and 811-8281)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed September 18, 1997 (File Nos. 333-31137 and 811-8281)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed October 2, 1997 (File Nos. 333-31137 and 811-8281)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed April 14, 1998 (File Nos. 333-31137 and 811-8281)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed December 27, 1999 (File Nos. 333-31137 and 811-8281)

   (k)      Not applicable;
   (l)      Conformed Copy of Initial Capital Understanding; (3)
   (m)     (i)Conformed Copy of Distribution Plan of Registrant;
           (2)
            (ii)    Conformed Copy of Exhibit A to the Distribution Plan; (2)
   (n)      Not applicable;
   (o)      Conformed Copy of Power of Attorney. (7)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification: (4)

Item 26.          Business and Other Connections of Investment Adviser:

                  (a) First Commerce Investors, Inc. is a registered investment adviser providing investment management services to individuals and institutional clients. First Commerce Investors, Inc. is a wholly owned subsidiary of First Commerce Bancshares, Inc., a multi-bank holding company organized as a Nebraska corporation ("FCB"). Through its subsidiaries and affiliates, FCB provides a comprehensive range of trust, commercial, consumer, correspondent and mortgage banking services. At December 31, 1998, FCB had total assets of over $1 billion.

-------------------------
+        All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 10, 1997 (File Nos. 333-31137 and 811-8281)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed September 18, 1997 (File Nos. 333-31137 and 811-8281)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed October 2, 1997 (File Nos. 333-31137 and 811-8281)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed October 28, 1998 (File Nos. 333-31137 and 811-8281)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed December 27, 1999 (File Nos. 333-31137 and 811-8281)

                  Although First Commerce Investors, Inc. had not previously served as an investment adviser to a mutual fund, it managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $412 million as of July 31, 1997, the assets of which were transferred into corresponding Funds of the Great Plains Funds.
(b)
                  The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following table. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with First Commerce Investors, Inc.




                (1)                                  (2)                                    (3)
Name                                  Position with Adviser               Other Substantial Business,
                                                                          Profession, Vocation or Employment


James Stuart, III                     Chairman & CEO                      Chief Invest. Officer and Sec., Stuart
                                                                          Global Invest. Co., BVI; Consultant,
                                                                          J. Stuart, III Sole Proprietorship;
                                                                          Exec. V.P., Stuart Investment Co.;
                                                                          Director, First Commerce Bancshares
                                                                          Director, National Bank of Commerce


James Stuart, Jr.                     Vice Chairman, Director             Chairman & CEO, First Commerce
                                                                          Bancshares; Chairman, National Bank of
                                                                          Commerce

Harry Cameron Hinds                   President,  Director

Walter Bruce Remington, II            Vice President                      Adjunct Faculty, U. of Nebraska

Jerry Edward Beyke                    Vice President                      General Partner, Beyke Asset Management

Bradley F. Korell                     Director                            President and Director, National Bank
                                                                          of Commerce; Director, First Commerce
                                                                          Investors, Inc.

Anne Elizabeth Hansen                 Vice President

Robert A. Campbell                    Vice President


Vicki Hohenstein                      Vice President


Colleen Avery                         Product Manager
Lee Stuart                            Director

Christopher P. Sullivan               Assistant Vice President



Item 27.  Principal Underwriters:

                  (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                         Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant
Lawrence Caracciolo                        Director, President,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry                           Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue                     Director,                                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnson                          Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane                           Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas P. Sholes                           Vice President,                                       --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Robert M. Rossi                            Assistant Vice President,                             --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002





Thomas R. Donahue                          Treasurer,
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Dennis McAuley, III                        Assistant Treasurer,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson                         Secretary,                                            --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari                          Assistant Secretary,                                  --
5800 Corporate Drive                       Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

                  (c) Not applicable


Item 28.          Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



         Registrant                                           Federated Investors Tower
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA  15222-3779
                                                              (Notices should be sent to the     Agent for
Service at above                                              address.)

                                                              5800 Corporate Drive
                                                              Pittsburgh, PA  15237-7010


         Federated Shareholder Services                       Federated Investors Tower
         Company                                              1001 Liberty Avenue
         ("Transfer Agent, Dividend                           Pittsburgh, PA  15222-3779
         Disbursing Agent and Portfolio
         Accounting Services")

         Federated Services Company                           Federated Investors Tower
         ("Administrator")                                    1001 Liberty Avenue
                                                              Pittsburgh, PA  15222-3779

         National Bank of Commerce                            1248 "O" Street
         ("Custodian")                                        Lincoln, Nebraska 68508

         First Commerce Investors, Inc.                       610 NBC Center
         ("Adviser")                                          Lincoln, Nebraska 68508

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GREAT PLAINS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 7th day of January, 2000.

                                                GREAT PLAINS FUNDS

                           BY: /s/ Gail Cagney
                           Gail Cagney

                           Attorney in Fact for Edward C. Gonzales
                           January 7, 2000


      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE


      By:/s/ Gail Cagney                          Attorney In Fact                      January 7, 2000
      Gail Cagney                                 For the Persons
                                                  Listed Below

      NAME                                           TITLE

Edward C Gonzales*                                President


Beth S. Broderick*                                Vice President and

                                                  Treasurer
                              (Principal Financial

                             and Accounting Officer)


Hugh Hansen*                                      Trustee


George E. Howard*                                 Trustee


Dr. Martin A. Massengale*                         Trustee


Keith C. Mitchell*                                Trustee


* By Power of Attorney
